Transfers of financial assets and variable interest entities	12 Months Ended
Dec. 31, 2023
Transfers of financial assets and variable interest entities
33 Transfers of financial assets and variable interest entities
In the normal course of business, the Bank enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Bank. The principal uses of SPEs are to assist the Bank and its clients in securitizing financial assets and creating investment products. The Bank also uses SPEs for other client-driven activity, such as to facilitate financings, and for Bank tax or regulatory purposes.
Transfers of financial assets
Securitizations and asset-backed financings
The majority of the Bank’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, CP and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Bank’s consolidated balance sheet, unless either the Bank sold the assets to the entity and the accounting requirements for sale were not met or the Bank consolidates the SPE.
The Bank purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS) and ABS that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs. Third-party guarantees may further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Bank’s assets. The Bank is typically an underwriter of, and makes a market in, these securities.
The Bank also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to re-securitize an existing security to give the investor an investment with different risk ratings or characteristics.
The Bank also uses SPEs for other asset-backed financings relating to client-driven activity and for Bank tax or regulatory purposes. Types of structures included in this category include managed collateralized loan obligations (CLOs), CLOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CLOs are collateralized by loans transferred to the CLO vehicle and pay a return based on the returns on the loans. Leveraged finance structures are used to assist in the syndication of certain loans held by the Bank, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Bank. In these asset-backed financing structures, investors typically only have recourse to the collateral of the SPE and do not have recourse to the Bank’s assets.
When the Bank transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Bank and/or if the Bank’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.
Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and loans involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale. Since the Bank generally accounts for assets pending transfer, i.e., prior to securitization, at fair value, the Bank does not typically recognize significant gains or losses upon the transfer of assets.
The Bank does not retain material servicing responsibilities from securitization activities.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 2023, 2022 and 2021 securitizations of financial assets or asset-backed financings that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization or asset-backed financing occurred.
Securitizations and asset-backed financings
in	2023	2022	2021
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	0	6	(7)
Proceeds from transfer of assets [2]	0	3,401	3,525
Cash received on interests that continue to be held	18	49	42
RMBS
Net gain/(loss) [1]	0	(2)	70
Proceeds from transfer of assets [3]	0	7,534	37,048
Purchases of previously transferred financial assets or its underlying collateral	0	0	(1,604)
Servicing fees	12	24	2
Cash received on interests that continue to be held	51	675	1,088
Other asset-backed financings
Net gain [1]	7	16	65
Proceeds from transfer of assets [4]	7,008	6,740	12,129
Purchases of previously transferred financial assets or its underlying collateral	(232)	(1,479)	(1,323)
Fees [5]	217	192	165
Cash received on interests that continue to be held	301	153	14
1
Includes primarily underwriting revenues, deferred origination fees and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization.

2 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 0 million, CHF 512 million and CHF 180 million in 2023, 2022 and 2021, respectively.
3 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 0 million, CHF 1,081 million and CHF 3,072 million in 2023, 2022 and 2021, respectively.
4
Included the receipt of non-cash beneficial interests (including risk retention securities) and seller financing of CHF 4,186 million, CHF 168 million and CHF 54 million in 2023, 2022 and 2021, respectively.

5 Represents primarily management fees and performance fees earned for investment management services provided to managed CLOs.
In 2023, Credit Suisse completed the Apollo transaction. In connection with the initial closing of this transaction, Credit Suisse and Apollo entered into various ancillary agreements related to the transaction, including an investment management agreement, certain financing arrangements and a transition services agreement. The sale of Bank assets to certain entities of Apollo and related financing arrangements provided by the Bank to these entities represented asset-backed financings where the Bank has continuing involvement.
> Refer to “Subsequent events” in Note 3 – Business developments and subsequent events for further information.
Continuing involvement in transferred financial assets
The Bank may have continuing involvement in the financial assets that are transferred to an SPE, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets. Beneficial interests, which are valued at fair value, include rights to receive all or portions of specified cash inflows received by an SPE, including, but not limited to, senior and subordinated shares of interest, principal, or other cash inflows to be “passed through” or “paid through”, premiums due to guarantors, CP obligations, and residual interests, whether in the form of debt or equity.
The Bank’s exposure resulting from continuing involvement in transferred financial assets is generally limited to beneficial interests typically held by the Bank in the form of instruments issued by SPEs that are senior, subordinated or residual tranches. These instruments are held by the Bank typically in connection with its underwriting and market-making activities, primarily reflecting risk retention requirements applicable to certain securitization activities, and are included in trading assets in the consolidated balance sheets. Any changes in the fair value of these beneficial interests are recognized in the consolidated statements of operations.
Investors usually have recourse to the assets in the SPE and often benefit from other credit enhancements, such as collateral accounts, or from liquidity facilities, such as lines of credit or liquidity put option of asset purchase agreements. The SPE may also enter into a derivative contract in order to convert the yield or currency of the underlying assets to match the needs of the SPE investors, or to limit or change the credit risk of the SPE. The Bank may be the provider of certain credit enhancements as well as the counterparty to any related derivative contract.
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to SPEs and the total assets of the SPEs as of December 31, 2023 and 2022, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2023	2022
CHF million
CMBS	4,195	17,193
RMBS	22,169	41,552
Other asset-backed financings	20,154	21,939
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.
In 2023, there was no transfer of financial assets where the Bank retained any beneficial interests.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2022							2021
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			486				847			196				2,594
of which level 2			415				762			170				2,126
of which level 3			71				85			26				468
Weighted-average life, in years			4.1				9.5			5.2				5.3
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	22.2			–	[2]	3.0	–	37.7
Cash flow discount rate (rate per annum), in % [3]	3.5	–	15.7		2.8	–	53.8	1.8	–	5.0		1.0	–	33.4
Expected credit losses (rate per annum), in % [4]	2.7	–	5.6		1.3	–	49.8	0.9	–	4.3		0.1	–	32.5
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Key economic assumptions at the time of transfer
> Refer to “Fair value measurement” in Note 34 – Financial instruments for further information on the fair value hierarchy.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of December 31, 2023 and 2022.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2023											2022
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			69				273			359				517				1,050			519
of which non-investment grade			27				91			15				111				137			34
Weighted-average life, in years			0.6				8.1			4.5				2.8				9.0			5.1
Prepayment speed assumption (rate per annum), in % [3]			–		4.1	–	20.4			–				–		2.4	–	21.4			–
Impact on fair value from 10% adverse change			–				(2.2)			–				–				(16.5)			–
Impact on fair value from 20% adverse change			–				(4.6)			–				–				(32.7)			–
Cash flow discount rate (rate per annum), in % [4]	27.8	–	40.8		6.5	–	28.1	3.2	–	39.6		5.4	–	42.1		4.4	–	29.6	4.1	–	41.9
Impact on fair value from 10% adverse change			(0.4)				(10.4)			(7.5)				(8.2)				(41.6)			(10.5)
Impact on fair value from 20% adverse change			(0.8)				(20.1)			(14.6)				(16.1)				(79.6)			(20.5)
Expected credit losses (rate per annum), in % [5]	21.7	–	35.3		2.6	–	24.2	0.7	–	35.8		1.1	–	29.2		1.5	–	25.5	0.5	–	37.9
Impact on fair value from 10% adverse change			(0.4)				(5.3)			(4.3)				(4.6)				(19.7)			(5.7)
Impact on fair value from 20% adverse change			(0.7)				(10.3)			(8.3)				(9.1)				(38.2)			(11.1)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of December 31, 2023 and 2022.
> Refer to “Note 35 – Assets pledged and collateral” for further information.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2023	2022
CHF million
Other asset-backed financings
Trading assets	36	366
Other assets	178	154
Liability to SPEs, included in other liabilities	(214)	(520)
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
For securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings, US GAAP requires the disclosure of the collateral pledged and the associated risks to which a transferor continues to be exposed after the transfer. This provides an understanding of the nature and risks of short-term collateralized financing obtained through these types of transactions.
Securities sold under repurchase agreements and securities lending transactions represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activities. These transactions are collateralized principally by government debt securities, corporate debt securities, asset-backed securities, equity securities and other collateral and have terms ranging from on demand to a longer period of time.
In the event of the Bank’s default or a decline in fair value of collateral pledged, the repurchase agreement provides the counterparty with the right to liquidate the collateral held or request additional collateral. Similarly, in the event of the Bank’s default, the securities lending transaction provides the counterparty the right to liquidate the securities borrowed.
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of December 31, 2023 and 2022.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2023	2022
CHF billion
Government debt securities	2.8	17.1
Corporate debt securities	1.0	6.9
Asset-backed securities	0.0	0.9
Equity securities	0.0	0.2
Other	0.0	5.1
Securities sold under repurchase agreements	3.8	30.2
Government debt securities	0.0	0.2
Corporate debt securities	0.0	0.3
Asset-backed securities	0.0	0.2
Equity securities	0.1	0.1
Other	0.0	0.1
Securities lending transactions	0.1	0.9
Government debt securities	1.0	1.2
Corporate debt securities	0.1	0.4
Asset-backed securities	0.1	0.1
Equity securities	1.0	1.3
Other	0.0	0.0
Obligation to return securities received as collateral, at fair value	2.2	3.0
Total	6.1	34.1
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
		Remaining contractual maturities
end of	No stated maturity	Up to 30 days	[1]	31-90 days	More than 90 days	Total
2023 (CHF billion)
Securities sold under repurchase agreements	0.4	2.5		0.3	0.6	3.8
Securities lending transactions	0.1	0.0		0.0	0.0	0.1
Obligation to return securities received as collateral, at fair value	2.2	0.0		0.0	0.0	2.2
Total	2.7	2.5		0.3	0.6	6.1
2022 (CHF billion)
Securities sold under repurchase agreements	4.1	12.8		5.9	7.4	30.2
Securities lending transactions	0.5	0.2		0.0	0.2	0.9
Obligation to return securities received as collateral, at fair value	3.0	0.0		0.0	0.0	3.0
Total	7.6	13.0		5.9	7.6	34.1
1 Includes overnight transactions.
> Refer to “Note 26 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
As a normal part of its business, the Bank engages in various transactions that include entities that are considered VIEs and are grouped into three primary categories: collateralized debt obligations (CDOs)/CLOs, CP conduits and financial intermediation. VIEs are SPEs that typically either lack sufficient equity to finance their activities without additional subordinated financial support or are structured such that the holders of the voting rights do not substantively participate in the gains and losses of the entity. VIEs may be sponsored by the Bank or third parties. Such entities are required to be assessed for consolidation, compelling the primary beneficiary to consolidate the VIE. The consolidation assessment requires an entity to determine whether it has the power to direct the activities that most significantly affect the economics of the VIE as well as whether the reporting entity has potentially significant benefits or losses in the VIE. The primary beneficiary assessment must be re-evaluated on an ongoing basis.
Application of the requirements for consolidation of VIEs may require the exercise of significant judgment. In the event consolidation of a VIE is required, the exposure to the Bank is limited to that portion of the VIE’s assets attributable to any variable interest held by the Bank prior to any risk management activities to hedge the Bank’s net exposure. Any interests held in the VIE by third parties, even though consolidated by the Bank, will not typically impact its results of operations.
Transactions with VIEs are generally executed to facilitate securitization activities or to meet specific client needs, such as providing liquidity or investing opportunities, and, as part of these activities, the Bank may hold interests in the VIEs. Securitization-related transactions with VIEs involve selling or purchasing assets as well as possibly entering into related derivatives with those VIEs, providing liquidity, credit or other support. Other transactions with VIEs include derivative transactions in the Bank’s capacity as the prime broker. The Bank also enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. Typically, the VIE’s assets are restricted in nature in that they are held primarily to satisfy the obligations of the entity. Further, the Bank is involved with VIEs which were formed for the purpose of offering alternative investment solutions to clients. Such VIEs relate primarily to private equity investments, fund-linked vehicles or funds of funds, where the Bank acts as structurer, manager, distributor, broker, market maker or liquidity provider.
As a consequence of these activities, the Bank holds variable interests in VIEs. Such variable interests consist of financial instruments issued by VIEs and which are held by the Bank, certain derivatives with VIEs or loans to VIEs. Guarantees issued by the Bank to or on behalf of VIEs may also qualify as variable interests. For such guarantees, including derivatives that act as guarantees, the notional amount of the respective guarantees is presented to represent the exposure. In general, investors in consolidated VIEs do not have recourse to the Bank in the event of a default, except where a guarantee was provided to the investors or where the Bank is the counterparty to a derivative transaction involving VIEs.
Total assets of consolidated and non-consolidated VIEs for which the Bank has involvement represent the total assets of the VIEs even though the Bank’s involvement may be significantly less due to interests held by third-party investors. The asset balances for non-consolidated VIEs where the Bank has significant involvement represent the most current information available to the Bank regarding the remaining principal balance of assets owned. In most cases, the asset balances represent an amortized cost basis without regards to impairments in fair value, unless fair value information is readily available.
The Bank’s maximum exposure to loss is different from the carrying value of the assets of the VIE. This maximum exposure to loss consists of the carrying value of the Bank variable interests held as trading assets, derivatives and loans, the notional amount of guarantees and off-balance sheet commitments to VIEs, rather than the amount of total assets of the VIEs. The maximum exposure to loss does not reflect the Bank’s risk management activities, including effects from financial instruments that the Bank may utilize to economically hedge the risks inherent in these VIEs. The economic risks associated with VIE exposures held by the Bank, together with all relevant risk mitigation initiatives, are included in the Bank’s risk management framework.
The Bank has not provided financial or other support to consolidated or non-consolidated VIEs that it was not contractually required to provide.
Collateralized debt and loan obligations
The Bank engages in CDO/CLO transactions to meet client and investor needs, earn fees and sell financial assets and, for CLOs, loans. The Bank may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction. As part of its structured finance business, the Bank purchases loans and other debt obligations from and on behalf of clients for the purpose of securitization. The loans and other debt obligations are sold to VIEs, which in turn issue CDO/CLOs to fund the purchase of assets such as investment grade and high yield corporate debt instruments.
Typically, the collateral manager in a managed CDO/CLO is deemed to be the entity that has the power to direct the activities that most affect the economics of the entity. In a static CDO/CLO this “power” role is more difficult to analyze and may be the sponsor of the entity or the CDS counterparty.
CDO/CLOs provide credit risk exposure to a portfolio of ABS or loans (cash CDO/CLOs) or a reference portfolio of securities or loans (synthetic CDO/CLOs). Cash CDO/CLO transactions hold actual securities or loans whereas synthetic CDO/CLO transactions use CDS to exchange the underlying credit risk instead of using cash assets. The Bank may also act as a derivative counterparty to the VIEs, which are typically not variable interests, and may invest in portions of the notes or equity issued by the VIEs. The CDO/CLO entities may have actively managed portfolios or static portfolios.
The securities issued by these VIEs are payable solely from the cash flows of the related collateral, and third-party creditors of these VIEs do not have recourse to the Bank in the event of default.
The Bank’s exposure in CDO/CLO transactions is typically limited to interests retained in connection with its underwriting or market-making activities. Unless the Bank has been deemed to have “power” over the entity and these interests are potentially significant, the Bank is not the primary beneficiary of the vehicle and does not consolidate the entity. The Bank’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.
Commercial paper conduit
The Bank acts as the administrator for Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit which was used for client and Bank financing purposes. This CP conduit purchased assets such as loans and receivables or entered into reverse repurchase agreements and financed such activities through the issuance of CP backed by these assets. As provider of liquidity and credit enhancement facilities, the Bank (including Alpine) entered into liquidity facilities with third-party entities pursuant to which it may have been required to purchase assets from these entities to provide them with liquidity and credit support. The financing transactions were structured to provide credit support in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Bank. However, its assets were available to satisfy only the claims of its creditors. In addition, the Bank, as administrator and liquidity facility provider, had significant exposure to and continues to have power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Bank is deemed the primary beneficiary and consolidates this entity.
At the end of 2023, Alpine terminated its business activities as a multi-seller asset-backed CP conduit. Alpine had no CP outstanding and Alpine has no plans to issue new CP.
Financial intermediation
The Bank has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
The Bank considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Bank’s risk mitigation efforts, including, but not limited to, economic hedging strategies and collateral arrangements. The Bank’s economic risks associated with consolidated and non-consolidated VIE exposures arising from financial intermediation, together with all relevant risk mitigation initiatives, are included in the Bank’s risk management framework.
Financial intermediation consists of securitizations, funds, loans, and other vehicles.
Securitizations
Securitizations are primarily CMBS, RMBS and ABS vehicles. The Bank acts as an underwriter, market maker, liquidity provider, derivative counterparty and/or provider of credit enhancements to VIEs related to certain securitization transactions.
The maximum exposure to loss is the carrying value of the loan securities and derivative positions that are variable interests, if any, plus the exposure arising from any credit enhancements the Bank provided. The Bank’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.
The activities that have the most significant impact on the securitization vehicle are the decisions relating to defaulted loans, which are controlled by the servicer. The party that controls the servicing has the ability to make decisions that significantly affect the result of the activities of the securitization vehicle. If a securitization vehicle has multiple parties that control servicing over specific assets, the Bank determines it has power when it has control over the servicing of greater than 50% of the assets in the securitization vehicle. When a servicer or its related party also has an economic interest that has the potential to absorb a significant portion of the gains and/or losses, it will be deemed the primary beneficiary and consolidate the vehicle. If the Bank determines that it controls the relevant servicing, it then determines if it has the obligation to absorb losses from, or the right to receive benefits of, the securitization vehicle that could potentially be significant to the vehicle, primarily by evaluating the amount and nature of securities issued by the vehicle that it holds. Factors considered in this analysis include the level of subordination of the securities held as well as the size of the position, based on the percentage of the class of securities and the total deal classes of securities issued. The more subordinated the level of securities held, the more likely it is that the Bank will be the primary beneficiary. This consolidation analysis is performed each reporting period based on changes in inventory and the levels of assets remaining in the securitization. The Bank typically consolidates securitization vehicles when it is the servicer and has holdings stemming from its role as underwriter. Short-term market-making holdings in vehicles are not typically considered to be potentially significant for the purposes of this assessment.
In the case of re-securitizations of previously issued RMBS securities, the re-securitization vehicles are passive in nature and do not have any significant ongoing activities that require management, and decisions relating to the design of the securitization transaction at its inception are the key power relating to the vehicle. Activities at inception include selecting the assets and determining the capital structure. The power over a re-securitization vehicle is typically shared between the Bank and the investor(s) involved in the design and creation of the vehicle. The Bank concludes that it is the primary beneficiary of a re-securitization vehicle when it owns substantially all of the bonds issued from the vehicle.
Funds
Funds include investment structures such as mutual funds, funds of funds, private equity funds and fund-linked products where the investors’ interest is typically in the form of debt rather than equity, thereby making them VIEs. The Bank may have various relationships with such VIEs in the form of structurer, investment advisor, investment manager, administrator, custodian, underwriter, placement agent, market maker and/or as prime broker. These activities include the use of VIEs in structuring fund-linked products, hedge funds of funds or private equity investments to provide clients with investment opportunities in alternative investments. In such transactions, a VIE holds underlying investments and issues securities that provide the investors with a return based on the performance of those investments.
The maximum exposure to loss consists of the fair value of instruments issued by such structures that are held by the Bank as a result of underwriting or market-making activities, financing provided to the vehicles and the Bank’s exposure resulting from principal protection and redemptions features. The investors typically retain the risk of loss on such transactions, but for certain fund types, the Bank may provide principal protection on the securities to limit the investors’ exposure to downside market risk. The Bank’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risk of the VIEs.
Another model is used to assess funds for consolidation under US GAAP. Rather than the consolidation model which incorporates power and the potential to absorb significant risk and rewards, a previous consolidation model is used which results in the Bank being the primary beneficiary and consolidating the funds if it holds more than 50% of their outstanding issuances.
Loans
The Bank provides loans to financing vehicles owned or sponsored by clients or third-parties. These tailored lending arrangements are established to purchase, lease or otherwise finance and manage clients’ assets and include financing of specified client assets, of an individual single-asset used by the client or business ventures. The respective owner of the assets or manager of the businesses provides the equity in the vehicle.
The maximum exposure to loss is the carrying value of the Bank’s loan exposure, which is subject to the same credit risk management procedures as loans issued directly to clients. The clients’ creditworthiness is carefully reviewed, loan-to-value ratios are strictly set and, in addition, clients provide equity, additional collateral or guarantees, all of which significantly reduce the Bank’s exposure. The Bank considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Bank’s risk mitigation efforts, which includes over-collateralization and effective monitoring to ensure that a sufficient loan-to-value ratio is maintained.
The third-party sponsor of the VIE will typically have control over the assets during the life of the structure and have the potential to absorb significant gains and losses; the Bank is typically not the primary beneficiary of these structures and will not have to consolidate them. However, a change in the structure, such as a default of the sponsor, may result in the Bank gaining control over the assets. If the Bank’s lending is significant, it may then be required to consolidate the entity.
Other
Other includes additional vehicles where the Bank provides financing and trust preferred issuance vehicles. Trust preferred issuance vehicles are utilized to assist the Bank in raising capital-efficient financing. The VIE issues preference shares which are guaranteed by the Bank and uses the proceeds to purchase the debt of the Bank. The Bank’s guarantee of its own debt is not considered a variable interest and, as it has no holdings in these vehicles, the Bank has no maximum exposure to loss. Non-consolidated VIEs include only the total assets of trust preferred issuance vehicles, as the Bank has no variable interests with these entities.
Consolidated VIEs
The Bank has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Bank consolidates all VIEs related to financial intermediation for which it is the primary beneficiary.
The consolidated VIEs table provides the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of December 31, 2023 and 2022.
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2023 (CHF million)
Cash and due from banks	0	40	79	8	25	9	161
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	1	0	0	1
Trading assets	0	0	723	20	372	0	1,115
Other investments	0	0	0	39	439	0	478
Net loans	0	0	0	0	15	146	161
Other assets	0	22	1,113	34	105	138	1,412
of which loans held-for-sale	0	21	78	21	0	0	120
of which premises and equipment	0	0	0	0	0	0	0
Total assets of consolidated VIEs	0	62	1,915	102	956	293	3,328
Trading liabilities	0	0	0	0	3	0	3
Short-term borrowings	0	0	0	10	0	0	10
Long-term debt	0	0	1,392	0	0	100	1,492
Other liabilities	0	3	2	12	38	72	127
Total liabilities of consolidated VIEs	0	3	1,394	22	41	172	1,632
2022 (CHF million)
Cash and due from banks	15	94	68	17	24	11	229
Trading assets	0	954	1,154	23	457	0	2,588
Other investments	0	0	0	58	587	136	781
Net loans	0	3,260	0	0	16	134	3,410
Other assets	281	2,466	1,349	39	42	417	4,594
of which loans held-for-sale	279	2,445	119	21	0	0	2,864
Total assets of consolidated VIEs	296	6,774	2,571	137	1,126	698	11,602
Trading liabilities	0	1,057	0	0	6	0	1,063
Short-term borrowings	0	3,124	0	13	0	0	3,137
Long-term debt	84	0	1,860	0	0	152	2,096
Other liabilities	0	49	2	19	49	70	189
Total liabilities of consolidated VIEs	84	4,230	1,862	32	55	222	6,485
Non-consolidated VIEs
The non-consolidated VIEs table provides the carrying amounts and classification of the assets of variable interests recorded in the Bank’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.
Total variable interest assets for which the company has involvement represent the carrying value of the variable interests in non-consolidated VIEs that are recorded in the consolidated balance sheet of the Bank (for example, direct holdings in investment funds, loans and other receivables).
Maximum exposure to loss represents the carrying value of total variable interest assets in non-consolidated VIEs of the Bank and the notional amounts of guarantees and off-balance sheet commitments which are variable interests that have been extended to non-consolidated VIEs. Such amounts, particularly notional amounts of derivatives, guarantees and off-balance sheet commitments, do not represent the anticipated losses in connection with these transactions as they do not take into consideration the effect of collateral, recoveries or the probability of loss. In addition, they exclude the effect of offsetting financial instruments that are held to mitigate these risks and have not been reduced by unrealized losses previously recorded by the Bank in connection with guarantees, off-balance sheet commitments or derivatives.
Total assets of non-consolidated VIEs are the assets of the non-consolidated VIEs themselves and are typically unrelated to the exposures the Bank has with these entities due to variable interests held by third-party investors. Accordingly, these amounts are not considered for risk management purposes.
Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Bank’s interest is in the form of securities held in the Bank’s inventory, certain repurchase financings to funds and single-asset financing vehicles not sponsored by the Bank to which the Bank provides financing but has very little risk of loss due to over-collateralization and/or guarantees, failed sales where the Bank does not have any other holdings and other entities out of scope.
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2023 (CHF million)
Trading assets	222	0		1,823	549	8	865	3,467
Net loans	1	24		1,895	1,108	8,926	749	12,703
Other assets	8	0		2	97	67	291	465
Total variable interest assets	231	24		3,720	1,754	9,001	1,905	16,635
Maximum exposure to loss	233	48		3,864	1,754	11,097	2,082	19,078
Total assets of non-consolidated VIEs	8,184	162		35,637	96,260	28,055	4,225	172,523
2022 (CHF million)
Trading assets	214	0		3,877	750	7	1,816	6,664
Net loans	314	1,440		2,521	1,934	7,617	2,201	16,027
Other assets	6	0		3	122	4	884	1,019
Total variable interest assets	534	1,440		6,401	2,806	7,628	4,901	23,710
Maximum exposure to loss	547	4,374		9,514	2,806	9,999	5,490	32,730
Total assets of non-consolidated VIEs	9,713	7,297		79,322	115,900	38,632	14,620	265,484
1 Includes liquidity facilities provided to third-party CP conduits through Alpine.